State Street Global Allocation ETF Average Annual Total Returns	12 Months Ended	33 Months Ended	34 Months Ended	39 Months Ended	47 Months Ended	60 Months Ended	69 Months Ended	105 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.37%					9.67%				9.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.36%)	(1.10%)	(2.30%)	(2.00%)	(0.33%)	0.72%	1.10%	1.28%	1.35%
State Street Global Allocation ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.79%					5.72%				5.72%
State Street Global Allocation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.65%					4.47%				4.59%
State Street Global Allocation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.98%					4.02%				4.09%